Postretirement Benefit Plans (Plan Assets Liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Asset (Liability) [Abstract]
Actuarial loss (gain)		$ (290)
Pension Benefit Plan [Member]
Pension Asset (Liability) [Abstract]
Funded status		15,800	$ 4,700
Pension Benefit Plan [Member] | Principal pension plans [Member]
Pension Asset (Liability) [Abstract]
Funded status		(22,455)	(9,816)
Pension assets		0	0
Liabilities due within one year		(190)	(170)
Liabilities due after one year		(22,265)	(9,646)
Net amount recognized		(22,455)	(9,816)
Prior service cost		881	1,160
Actuarial loss (gain)		21,105	11,555
Total		21,986	12,715
Estimated Future Amortization Of Prior Service Cost		214
Estimated future amortization of net actuarial gain loss		2,565
Pension Benefit Plan [Member] | Principal pension plans [Member] | Fair Value, Inputs, Level 3 [Member]
Pension Asset (Liability) [Abstract]
Estimated Future Amortization Of Prior Service Cost	$ 210
Estimated future amortization of net actuarial gain loss	3,300
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets		12,386	11,059
Defined Benefit Plan Equity Investment Fund Value		$ 10,578	$ 9,781
Defined Benefit Plan Investment Asset Allocation		86.00%	89.00%
Pension Asset (Liability) [Abstract]
Funded status		$ (3,203)	$ (2,476)
Pension assets		295	325
Liabilities due within one year		(72)	(67)
Liabilities due after one year		(3,426)	(2,734)
Net amount recognized		(3,203)	(2,476)
Prior service cost		(23)	9
Actuarial loss (gain)		3,533	2,459
Total		3,510	$ 2,468
Estimated Future Amortization Of Prior Service Cost		6
Estimated future amortization of net actuarial gain loss		$ 205
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Investment Asset Allocation		9.00%	11.00%
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Investment Asset Allocation		77.00%	78.00%
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Investment Asset Allocation		14.00%	11.00%
Pension Asset (Liability) [Abstract]
Estimated Future Amortization Of Prior Service Cost	5
Estimated future amortization of net actuarial gain loss	305
Retiree Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets		$ 813	$ 903
Defined Benefit Plan Equity Investment Fund Value		$ 615	$ 727
Defined Benefit Plan Investment Asset Allocation		78.00%	77.00%
Pension Asset (Liability) [Abstract]
Funded status		$ (9,890)	$ (9,010)
Liabilities due within one year		(518)	(531)
Liabilities due after one year		(7,927)	(7,095)
Retiree life plans		(1,445)	(1,384)
Net amount recognized		(9,890)	(9,010)
Prior service cost		(24)	963
Actuarial loss (gain)		(71)	(1,667)
Total		$ (95)	$ (704)
Retiree Benefit Plan [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Investment Asset Allocation		37.00%	33.00%
Retiree Benefit Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Investment Asset Allocation		41.00%	43.00%
Retiree Benefit Plan [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Investment Asset Allocation		22.00%	24.00%
Pension Asset (Liability) [Abstract]
Estimated Future Amortization Of Prior Service Cost	125	$ 353
Estimated future amortization of net actuarial gain loss	$ 5	$ 150